PROVISIONS	12 Months Ended
Mar. 31, 2026
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
PROVISIONS	PROVISIONS
Changes in provisions are as follows:

	Restoration				Onerous
	and simulator				contracts
	removal	Restructuring	Legal	Warranties	and other	Total
Provisions, as at March 31, 2025	$11.0	$7.6	$4.6	$15.4	$10.2	$48.8
Additions	—	13.2	7.1	15.1	5.2	40.6
Amount used	(0.6)	(9.3)	—	(14.1)	(8.9)	(32.9)
Reversal of unused amounts	—	(0.2)	—	(2.3)	(0.2)	(2.7)
Foreign currency exchange differences	(0.1)	0.1	(0.1)	—	0.2	0.1
Transfers and others	0.3	—	—	—	(0.2)	0.1
Provisions, as at March 31, 2026	$10.6	$11.4	$11.6	$14.1	$6.3	$54.0
Current portion	$—	$11.4	$11.6	$13.5	$6.3	$42.8
Non-current portion	$10.6	$—	$—	$0.6	$—	$11.2